RELATED PARTY TRANSACTION	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 4 – RELATED PARTY TRANSACTION

On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly reimbursement of $1,000 for the rental of a second office owned by the CEO and a monthly automobile allowance of $1,000. During the three months ended March 31, 2017, expenses related to the office rental and automobile allowance totaled $6,000 of which $10,000 remained owed to the CEO at March 31, 2017.

On January 17, 2017, the former CEO of the Company resigned as an employee and director of the Company and terminated his employment agreement, effective December 31, 2016, in exchange of a settlement compensation of $250,000. This amount was included in accrued expenses on the Company’s consolidated balance sheet as of December 31, 2016 and it was paid in January 2017. To fund the settlement compensation and additional operating expenses, the board of directors approved entering into a note agreement in the amount of $300,000 with the Company’s current CEO. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest of $4,800 at March 31, 2017. Concurrently, the board of directors also approved issuance of 100,000 shares of the Company’s common stock as additional interest. These shares are debt issuance costs, valued at $182,000. The costs were expensed at the commitment date of the note as interest expense, because the note is a short term capital advance, with no stated term, to be repaid upon the company’s expected future sale of equity securities.

During the three months ended March 31, 2017, the Company received a working capital advance of $35,763 from a related entity. This amount has been included in payable to related parties on the consolidated balance sheet at March 31, 2017.

During the three months ended March 31, 2017, the Company’s board of directors approved issuance of 50,000 shares of the Company’s common stock to a director for his service as a broker for the financing transaction and the equity purchase agreement described in NOTES 6 and 7. The Company determined that 16,000 shares of the total number of shares represent non-cash debt issuance costs directly related to the convertible notes financing and the remaining 34,000 shares represent non-cash offering costs directly related to the equity purchase agreement with this investor. These shares are valued at $82,500.

NOTE 5 - RELATED PARTY TRANSACTIONS

From 2007 through the end of its fiscal 2010, the Company granted 10,000 common share stock purchase options to each of its outside directors upon their appointment in accordance to the Acacia Automotive, Inc. 2007 Stock Incentive Plan. Additionally, 15,000 common share purchase options were granted to each eligible director for each year of elected annual service to the Company, as well as other options for services on committees of the board of directors or for acting as chairs thereof.   On December 30, 2010, the Company’s board of directors voted to temporarily suspend director compensation, including the issuance of common stock purchase options, to its members effective January 1, 2011.  That suspension of director compensation has not yet been lifted.  As such, the Company did not issue any common stock purchase options to directors during the years ended December 31, 2016 and 2015, but did pay $1,000 cash compensation to each of its four non-employee directors during the year ended December 31, 2016, totaled $4,000 and pay $10,000 cash compensation to each of its three non-employee directors during the year ended December 31, 2015, totaled $30,000, for services performed.

During the year ended December 31, 2016, the Company’s CEO advanced working capital in multiple tranches totaled $600,000 to the Company to fund operating expenses. In December 2016, the Company issued to the CEO 1,200,000 shares of the Company’s common stock at $0.50 per share as payment in full of this advance.

On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly reimbursement of $1,000 for the rental of a second office owned by the CEO and a monthly automobile allowance of $1,000. During the year ended December 31, 2016, expenses related to the office rental and automobile allowance totaled $16,000 of which $4,000 remained owed to the CEO at December 31, 2016.

The Company’s CEO is also the majority stockholder in MariJ Agricultural, Inc (“MariJ Ag”). The stockholder has provided funds to pay the initial operating expenses when operations commenced in March 2014. Subsequently, MariJ Ag’s operating expenses were funded by sale of MariJ Ag’s common stock. During the year ended December 31, 2015, total payments to stockholder, officers and managing members amounted to $284,999.

JR Cannabis Industry, LLC (“JR”) provided administrative and management services for all MariJ Ag. In return for these services, MariJ Ag paid JR a management fee of $20,000 per month plus JR’s ordinary and reasonable business expenses. During the year ended December 31, 2015, total management fees were $399,009. This amount was eliminated in the consolidated statement of operations.